Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Operating activities
Profit before income tax	$ 3,117,318	RM 13,723,995	RM 27,058,298	RM 3,601,972
Adjustments for:
Impairment allowance on trade receivables	77,780	342,427	1,415,211
Impairment of goodwill on consolidation			282,963
Bad debt written off			123,502
Preliminary expense written off			10,400
Property and equipment written off	3	12
Depreciation of property and equipment	52,145	229,568	55,232
Depreciation of right-of-use assets	54,071	238,048
Gain on disposal of investment	(350,301)	(1,542,200)
Adjustments For Loss On Disposals Property Plant And Equipment	(1,477)	(6,501)
Loss on disposal of property and equipment	6,648	29,267
Interest expense	11,432	50,328	106,473
Interest income	(11)	(49)	(1,571)
Operating cash flows before movements in working capital	2,967,608	13,064,895	29,050,508	3,601,972
Trade and other receivables – third parties	(2,955,196)	(13,010,252)	(5,729,429)	54,117
Trade and other receivables – related party	(296,587)	(1,305,724)
Trade and other payables	157,906	695,175	4,453,808	(2,217)
Contract liabilities	(113,572)	(500,000)
Deferred revenue	(70,487)	(310,321)
Cash generated from/(used in)operations	(310,328)	(1,366,227)	27,774,887	3,653,872
Income tax paid	5,226	23,009	(56,646)
Net cash from/(used in) operating activities	(305,102)	(1,343,218)	27,718,241	3,653,872
Investing activities
Purchase of property and equipment	(379,092)	(1,668,951)	(105,458)
Proceeds from disposal of property and equipment	3,988	17,558
Interest received	11	49	1,571
Purchase of financial assets measured at fair value through other comprehensive income			(6,398,987)
Purchase of financial assets measured at fair value through profit and loss	(2,319)	(10,211)	(1,309,134)
Proceed from disposal of investment	633,560	2,789,250
Acquisition of subsidiaries (Note 1)			255,900
Net cash (used in)/from investing activities	256,148	1,127,695	(7,556,108)
Financing activities
Proceeds from other borrowings			1,200,000
Proceeds from issuance of shares	2,931,840	12,907,427
Repayment of other borrowings	(4,295)	(18,909)	(600,000)
Proceeds from bank borrowings			300,000
Repayment of bank borrowings	(28,340)	(124,770)	(56,226)
Deferred Initial Public expense	(131,158)	(577,422)
Repayment of operating lease	(52,697)	(232,000)
Advances made to related parties	(2,468,089)	(10,865,755)	(18,343,816)	(3,237,899)
Contribution from non-controlling interests			30,060
Net cash (used in)/from financing activities	247,261	1,088,571	(17,469,982)	(3,237,899)
Net increase in cash and cash equivalents	198,307	873,048	2,692,151	415,973
Cash and bank balances at beginning of year	709,358	3,122,947	430,796	14,823
Cash and bank balances at end of year	907,665	3,995,995	3,122,947	RM 430,796
NON-CASH FINANCING ACTIVITIES:
Constructive dividends paid	$ 1,569,336	RM 6,909,000	RM 37,000,000